Leases - Schedule of detailed information about right of use assets or lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities	$ 2	$ 37
Variable lease payments not included in the measurement of lease liabilities	38,825	28,937
Expenses relating to short-term leases	500	1,045
Recognized in the consolidated statements of cash flows:
Operating activities	27,508	24,421
Financing activities	0	600
Total cash outflow for leases	$ 27,508	$ 25,021